SUPPLEMENTAL FINANCIAL INFORMATION - Schedule of Components of Other Items, Net (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Financial Information Disclosure [Abstract]
Pension and postretirement benefit costs	$ (35)	$ (80)	$ (139)	$ (153)
Foreign exchange losses	(5)	(11)	(47)	(66)
Other	1	(1)	4	3
Other items, net	$ (39)	$ (92)	$ (182)	$ (216)